Note 2 - Summary of Significant Accounting Policies - Schedule of Fair Value of Assets and Liabilities Measured On Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reported Value Measurement [Member]
Forward contract (Note 16)		$ 278
Financial products issued by commercial banks, available-for-sale debt securities	$ 1,574
Financial products issued by commercial banks, trading debt securities	13,169
Forward contract (Note 16)	166
Total assets measured at fair value	14,909
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Forward contract (Note 16)		0
Financial products issued by commercial banks, available-for-sale debt securities	0
Financial products issued by commercial banks, trading debt securities	0
Forward contract (Note 16)	0
Total assets measured at fair value	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Forward contract (Note 16)		0
Financial products issued by commercial banks, available-for-sale debt securities	1,574
Financial products issued by commercial banks, trading debt securities	13,169
Forward contract (Note 16)	0
Total assets measured at fair value	14,743
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Forward contract (Note 16)		$ 278
Financial products issued by commercial banks, available-for-sale debt securities	0
Financial products issued by commercial banks, trading debt securities	0
Forward contract (Note 16)	166
Total assets measured at fair value	$ 166